PIMCO Equity Series

Supplement dated December 12, 2018 to the

Prospectus dated October 31, 2018, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO EqS® Long/Short Fund (the “Fund”)

Effective immediately, the Fund is managed by John M. Devir. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by John M. Devir. Mr. Devir is an Executive Vice President of PIMCO and has managed the Fund since August 2016.

In addition, effective immediately, disclosure concerning the Fund’s portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO EqS® Long/Short Fund	John M. Devir	8/16

Executive Vice President, PIMCO. Prior to joining PIMCO in 2011, he was a managing director and head of equity strategies at Barclays Capital in New York. He previously held a similar role at Lehman Brothers and served in the equity division of Credit Suisse First Boston as director and portfolio manager in the European proprietary trading group in London and as director and head of U.S. equity proprietary trading in New York. He has investment experience since 1993 and holds an undergraduate degree from Siena College.

Investors Should Retain This Supplement for Future Reference

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PIMCO Equity Series

Supplement dated December 12, 2018 to the

Statement of Additional Information dated October 31, 2018, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO EqS® Long/Short Fund (the “Fund”)

Effective immediately, the Fund is managed by John M. Devir.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective December 12, 2018, the PIMCO EqS® Long/Short Fund is managed by John M. Devir.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

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